SHARE-BASED PAYMENT ARRANGEMENTS - Schedule of Fair Values Of Share Options On The Grant Date (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in U.S. dollars per share)	$ 0	$ 1.34	$ 3.01
Share Options Granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | yr		10.0
Expected dividend yield		0.00%
Share Options Granted in 2024 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)		$ 1.29
Weighted average exercise price (in U.S. dollars per share)		$ 1.29
Expected volatility		67.42%
Risk-free interest rate		3.85%
Expected early exercise multiple		2.2
Share Options Granted in 2024 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)		$ 1.46
Weighted average exercise price (in U.S. dollars per share)		$ 1.46
Expected volatility		68.11%
Risk-free interest rate		4.46%
Expected early exercise multiple		2.8
Share Options Granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | yr			10.0
Expected dividend yield			0.00%
Share Options Granted in 2023 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)			$ 2.94
Weighted average exercise price (in U.S. dollars per share)			$ 3.00
Expected volatility			64.22%
Risk-free interest rate			3.61%
Expected early exercise multiple			2.2
Share Options Granted in 2023 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)			$ 3.01
Weighted average exercise price (in U.S. dollars per share)			$ 3.01
Expected volatility			64.87%
Risk-free interest rate			4.25%
Expected early exercise multiple			2.8